Unaudited Condensed Consolidated Interim Statements of Changes in Equity kr in Thousands, $ in Thousands	Share capital DKK (kr)	Share capital USD ($)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Equity at Dec. 31, 2018	kr 12,917	$ 2,113	$ 4,106	$ (171)	$ (6,979)	$ (931)
Net loss for the year					(11,195)	(11,195)
Other comprehensive income				2		2
Share-based compensation					2,362	2,362
Issuance of shares for cash		181	9,261			9,442
Transaction costs			(13)			(13)
Settlement of convertible debt instruments		187	9,508			9,695
Equity at Dec. 31, 2019	15,184	2,481	22,862	(169)	(15,812)	9,362
Net loss for the year					(15,018)	(15,018)
Other comprehensive income				395		395
Share-based compensation					3,551	3,551
Issuance of shares for cash		167	8,853			9,020
Transaction costs			(272)			(272)
Equity at Dec. 31, 2020	16,198	2,648	31,443	226	(27,279)	7,038
Net loss for the year					(24,532)	(24,532)
Other comprehensive income				(1,537)		(1,537)
Tax effect on OCI items				(5)		(5)
Share-based compensation					1,379	1,379
Issuance of shares for cash		1,107	56,502			57,609
Transaction costs			(7,515)			(7,515)
Equity at Dec. 31, 2021	kr 23,204	$ 3,755	$ 80,430	$ (1,316)	$ (50,432)	$ 32,437